Financing Arrangements - Redemption of Senior Notes (Details) (Redemption of Senior Notes [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 13, 2011	May 31, 2011
Redemption of Senior Notes [Member]
Extinguishment Of Debt [Line Items]
Redemption date of senior notes due December 2014		Jan. 13, 2011
Amount to be redeemed	$ 455.4
Early redemption charge		$ 19
Stated interest rate on senior notes		7.375%